Note 5 - Financial Instruments	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
5.	Financial instruments

(a)	Financial instruments

The Company financial instruments are as follows:

	As at June 30, 2018	As at December 31, 2017

Financial assets
Cash and cash equivalents (consisting of high interest savings accounts, treasury bill and short-term bankers’ acceptance), measured at amortized cost	$17,944	$10,631
Investments, consisting of fixed income securities, measured at amortized cost	520	798

Financial liabilities
Accounts payable and accrued liabilities, measured at amortized cost	$2,401	$1,765

At
June 30, 2018,
there are
no
significant differences between the carrying values of these amounts and their estimated fair values.

(b)	Financial risk management

The Company has exposure to credit risk, liquidity risk, foreign currency risk and market risk. The Company's Board of Directors has the overall responsibility for the oversight of these risks and reviews the Company's policies on an ongoing basis to ensure that these risks are appropriately managed.

(i) Credit risk

Credit risk is the risk of financial loss to the Company if a customer, partner or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company's cash and cash equivalents. The carrying amount of the financial assets represents the maximum credit exposure.

The Company manages credit risk for its cash and cash equivalents and short-term investments by maintaining minimum standards of
R1
-low or A-low investments and the Company invests only in highly rated Canadian corporations with debt securities that are traded on active markets and are capable of prompt liquidation.

(ii) Liquidity risk

Liquidity risk is the risk that the Company will
not
be able to meet its financial obligations as they come due. To the extent that the Company does not
believe it has sufficient liquidity to meet its current obligations, the Board considers securing additional funds through equity or debt transactions. The Company manages its liquidity risk by continuously monitoring forecasts and actual cash flows. All of the Company’s financial liabilities are due within the current operating period.

In managing its liquidity risk, the Company has considered its available cash and cash equivalents and short-term investments as at
June 30, 2018.
The Company has also considered its ability to continue to raise funds in
2018
through its share purchase agreement with Aspire Capital and through its ATM facility with Cantor Fitzgerald in assessing whether it will have sufficient resources to fund research and development operations through to at least the twelve
-month period ending
June 30, 2019.

After considering the above factors, management has concluded that there are no
material uncertainties related to events or conditions that
may
cast substantial doubt upon the Company’s ability to continue as a going concern. However, the estimates made by management in reaching this conclusion are based on information available as of the date these financial statements were authorized for issuance. Accordingly, actual experience will differ from those estimates and the variation may
be material.

(iii) Foreign currency risk

Currency risk is the risk that future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. We are exposed to currency risk from employee costs as well as the purchase of goods and services for activities in Canada and the cash balances held in foreign currencies. Fluctuations in the Canadian dollar exchange rate could potentially have a significant impact on the Company’s results. Assuming all other variables remain constant, a
10%
depreciation or appreciation of the US dollar against the Canadian dollar would result in an increase or decrease in loss for the year of
$44
thousand. Balances in foreign currencies at
June 30, 2018,
are as follows:

	CA$ Balances at June 30, 2018	CA$ Balances at December 31, 2017
Cash and cash equivalents	$303	$83
Investments	706	1,000
Accounts payable and accrued liabilities	(429)	(384)
Balance, end of period	$580	$699

The Company does
not
have any forward exchange contracts to hedge this risk.

(iv) Market risk

Market risk is the risk that changes in market prices, such as interest rates, foreign exchange rates and equity prices will affect the Company's income or the value of its financial instruments.

The Company is subject to interest rate risk on its cash and cash equivalents and investments. The Company does not
believe that the results of operations or cash flows would be affected to any significant degree by a sudden change in market interest rates relative to interest rates on the investments, owing to the relative short-term nature of the investments. The Company does not
have any material interest bearing liabilities subject to interest rate fluctuations.